Issued capital and reserves - Shares Issued and Fully Paid (Details) € / shares in Units, € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Ordinary shares (in shares) | shares	1,599,589,702	1,599,589,702	251,408,922	251,408,922	246,262,004	246,262,004
Ordinary shares	$ 18,718	€ 15,996	$ 2,934	€ 2,514	$ 2,878	€ 2,463
Par value per share (in usd per share) | € / shares		€ 0.01		€ 0.01